Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES		$ 6,038,542	$ 10,820,365	$ 8,725,816
COST OF REVENUES		(3,093,432)	(6,298,166)	(5,496,119)
GROSS PROFIT		2,945,110	4,522,199	3,229,697
OPERATING EXPENSES:
Platform operations		(2,630,019)	(2,758,292)	(3,598,134)
Sales and marketing		(2,411,277)	(2,979,014)	(3,306,652)
Technology and development		(2,476,724)	(2,608,355)	(2,049,444)
General and administrative		(4,817,540)	(1,684,706)	(2,233,762)
Total Operating Expenses		(12,335,560)	(10,030,367)	(11,187,992)
LOSS FROM OPERATIONS		(9,390,450)	(5,508,168)	(7,958,295)
OTHER (EXPENSE) INCOME
Interest expense, net		(1,965,445)	(317,727)	(135,522)
Amortization of discount on debt instrument		(218,805)	(28,519)	(28,376)
Foreign exchange (loss) gain, net		(7,302)	(53,095)	47,252
Other income, net		140,444	82,121	143,408
Total Other Expense, net		(2,051,108)	(317,220)	26,762
LOSS BEFORE INCOME TAXES		(11,441,558)	(5,825,388)	(7,931,533)
PROVISION FOR INCOME TAXES		(103,616)	(58,223)	(33,239)
NET LOSS		(11,545,174)	(5,883,611)	(7,964,772)
Less: Net (loss)/gain attributable to non-controlling interest		(1,316)	(540)	3,248
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS OF KNOREX LTD.		(11,546,490)	(5,884,151)	(7,961,524)
Foreign currency translation adjustment		(149,383)	43,316	(203,829)
TOTAL COMPREHENSIVE LOSS		(11,694,557)	(5,840,295)	(8,168,601)
Less: Comprehensive income attributable to noncontrolling interest		1,133	310	(3,508)
COMPREHENSIVE LOSS ATTRIBUTABLE TO KNOREX LTD.		$ (11,695,690)	$ (5,840,605)	$ (8,165,093)
WEIGHTED AVERAGE NUMBER OF CLASS A ORDINARY SHARES AND CLASS B ORDINARY SHARES*
Basic	[1]	28,183,490	27,075,471	24,407,221
Diluted	[1]	28,183,490	27,075,471	24,407,221
LOSS PER SHARE*
Basic		$ (0.41)	$ (0.22)	$ (0.33)
Diluted		$ (0.41)	$ (0.22)	$ (0.33)

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B